UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2018         (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal
	Amount†		Value
Corporate Bonds and Notes - 61.6%
Financials - 22.8%
Ally Financial, Inc.
4.125%, 02/13/22	$7,915,000		$7,875,425
8.000%, 11/01/31	1,267,000		1,545,740
Alta Wind Holdings LLC
7.000%, 06/30/35[1]	5,688,255		6,420,890
American International Group, Inc.
4.875%, 06/01/22	560,000		590,596
Banco Santander, S.A. (Spain)
5.179%, 11/19/25	27,800,000		29,004,018
Bank of America Corp.
(3-Month LIBOR plus 1.040%), 3.419%, 12/20/28[1,2]	27,155,000		26,011,699
6.110%, 01/29/37	38,050,000		45,780,497
EMTN, 4.625%, 09/14/18	1,750,000	EUR	2,197,238
MTN, 4.250%, 10/22/26	2,610,000		2,628,290
Canadian Imperial Bank of Commerce (Canada)
1.600%, 09/06/19	2,120,000		2,084,492
Citigroup, Inc.
5.130%, 11/12/19	5,835,000	NZD	4,388,074
Cooperatieve Centrale
Raiffeisen-Boerenleenbank (Netherlands)
3.875%, 02/08/22	9,090,000		9,268,754
3.950%, 11/09/22	2,190,000		2,212,998
Equifax, Inc.
7.000%, 07/01/37	4,421,000		5,425,775
The Goldman Sachs Group, Inc.
6.750%, 10/01/37	14,590,000		18,277,086
Highwoods Realty, L.P.
7.500%, 04/15/18	2,405,000		2,408,785
iStar, Inc.
3.125%, 09/15/22[1,3]	1,555,000		1,479,607
Jefferies Group LLC
5.125%, 01/20/23	8,800,000		9,311,924
JPMorgan Chase & Co.
4.125%, 12/15/26	14,350,000		14,421,300
4.250%, 11/02/18	7,360,000	NZD	5,367,694
JPMorgan Chase Bank, N.A. BKNT
1.650%, 09/23/19	8,457,000		8,340,853
Lloyds Banking Group PLC (United Kingdom)
4.500%, 11/04/24	18,500,000		18,604,230
4.582%, 12/10/25	20,972,000		20,970,928
Marsh & McLennan Cos., Inc.
5.875%, 08/01/33	8,295,000		10,123,958
MBIA Insurance Corp.
(3-Month LIBOR plus 11.260%)
13.608%, 01/15/33[1,2]	525,000		225,750
Morgan Stanley
3.950%, 04/23/27	17,265,000		16,810,511
GMTN, 4.350%, 09/08/26	5,000,000		5,035,647

	Principal
	Amount†		Value
Morgan Stanley
MTN, 4.100%, 05/22/23	$12,910,000		$13,083,681
MTN, 6.250%, 08/09/26	11,000,000		12,704,504
Mutual of Omaha Insurance Co.
6.800%, 06/15/36[1]	13,925,000		17,820,984
National City Bank of Indiana
4.250%, 07/01/18	6,310,000		6,334,861
National City Corp.
6.875%, 05/15/19	1,905,000		1,988,460
National Life Insurance Co.
10.500%, 09/15/39[1]	5,000,000		8,103,655
Navient Corp.
5.500%, 01/25/23[4]	18,070,000		17,753,775
Old Republic International Corp.
4.875%, 10/01/24	4,915,000		5,182,629
The Penn Mutual Life Insurance Co.
7.625%, 06/15/40[1]	8,885,000		11,868,382
Quicken Loans, Inc.
5.250%, 01/15/28[1]	2,080,000		1,944,800
5.750%, 05/01/25[1]	1,815,000		1,810,463
Realty Income Corp.
5.750%, 01/15/21	2,125,000		2,257,983
Royal Bank of Canada (Canada)
Series GMTN
1.625%, 04/15/19	1,348,000		1,333,112
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	4,650,000		4,925,806
Societe Generale, S.A. (France)
4.750%, 11/24/25[1]	11,000,000		11,134,103
5.200%, 04/15/21[1]	7,000,000		7,382,963
Springleaf Finance Corp.
5.250%, 12/15/19	12,890,000		13,147,800
8.250%, 10/01/23	10,865,000		11,734,200
Weyerhaeuser Co.
6.875%, 12/15/33	12,890,000		16,488,739
7.375%, 10/01/19	3,915,000		4,165,122
7.375%, 03/15/32	1,930,000		2,549,176
Total Financials			450,527,957
Industrials - 35.7%
America Movil SAB de CV (Mexico)
6.450%, 12/05/22	1,693,000	MXN	8,602,452
American Airlines 2013-1 Class A Pass Through Trust
4.000%, 07/15/25	1,860,558		1,864,465
American Airlines 2016-1 Class B Pass Through Trust, Series B
5.250%, 01/15/24	20,360,101		21,072,704
American Airlines 2016-2 Class B Pass Through Trust
4.375%, 06/15/24[1]	22,750,000		22,750,000

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†	Value
Industrials - 35.7% (continued)
American Airlines 2017-1B Class B Pass Through Trust
Series B
4.950%, 02/15/25	$3,786,356	$3,890,481
APL, Ltd.
8.000%, 01/15/24	250,000	242,500
Apple, Inc.
1.100%, 08/02/19	485,000	476,314
1.550%, 02/07/20	2,180,000	2,139,782
1.800%, 05/11/20	18,480,000	18,182,564
ArcelorMittal (Luxembourg)
7.000%, 03/01/41[5]	11,065,000	12,863,063
7.250%, 10/15/39[5]	6,604,000	7,809,230
AT&T, Inc.
3.400%, 05/15/25	13,530,000	13,036,798
3.950%, 01/15/25	4,345,000	4,342,298
4.125%, 02/17/26	35,605,000	35,691,247
Booking Holdings, Inc.
0.900%, 09/15/21[3,4]	11,970,000	14,939,757
CenturyLink, Inc.
Series P, 7.600%, 09/15/39	9,335,000	8,042,943
Series S, 6.450%, 06/15/21	5,900,000	6,018,000
Chesapeake Energy Corp.
6.625%, 08/15/20	55,000	56,650
6.875%, 11/15/20	85,000	87,763
Choice Hotels International, Inc.
5.700%, 08/28/20	11,900,000	12,286,750
Continental Airlines, Inc.
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	1,088	1,096
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	35,108	37,478
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	13,038,073	13,953,476
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	1,854,497	1,924,041
Continental Resources, Inc.
3.800%, 06/01/24	2,025,000	1,949,063
4.500%, 04/15/23	385,000	389,331
Corning, Inc.
6.850%, 03/01/29	9,142,000	11,340,988
Cox Communications, Inc.
4.800%, 02/01/35[1]	3,369,000	3,306,039
Cummins, Inc.
5.650%, 03/01/98	6,460,000	7,143,057
Dell International LLC / EMC Corp.
6.020%, 06/15/26[1]	3,270,000	3,521,532
8.100%, 07/15/36[1]	5,470,000	6,650,290
8.350%, 07/15/46[1]	2,990,000	3,797,839
Delta Air Lines, Inc.
2007-1 Class B Pass Through Trust
Series 071B
8.021%, 08/10/22	5,211,053	5,802,508

	Principal
	Amount†	Value
Devon Energy Corp.
3.250%, 05/15/22	$5,256,000	$5,192,587
Dillard’s, Inc.
7.000%, 12/01/28	225,000	246,769
Embarq Corp.
7.995%, 06/01/36	5,830,000	5,494,775
Embraer Netherlands Finance BV (Netherlands)
5.400%, 02/01/27	2,325,000	2,456,595
Enable Midstream Partners, L.P.
5.000%, 05/15/44[5]	2,725,000	2,553,447
Enbridge Energy Partners L.P.
7.375%, 10/15/45	1,870,000	2,416,107
Energy Transfer L.P. / Regency Energy Finance Corp.
4.500%, 11/01/23	700,000	708,999
EnLink Midstream Partners L.P.
4.150%, 06/01/25	6,145,000	5,972,515
Enterprise Products Operating LLC
3.900%, 02/15/24	6,400,000	6,481,152
4.050%, 02/15/22	2,219,000	2,274,645
ERAC USA Finance LLC
6.700%, 06/01/34[1]	1,250,000	1,542,926
7.000%, 10/15/37[1]	19,033,000	24,806,479
Foot Locker, Inc.
8.500%, 01/15/22	275,000	317,460
Ford Motor Co.
6.375%, 02/01/29	1,990,000	2,227,493
Ford Motor Credit Co. LLC, GMTN
4.389%, 01/08/26	68,075,000	67,685,401
General Motors Co.
5.200%, 04/01/45	2,760,000	2,685,195
General Motors Financial Co., Inc.
5.250%, 03/01/26	9,680,000	10,224,039
Georgia-Pacific LLC
5.400%, 11/01/20[1]	5,175,000	5,470,898
HCA, Inc.
4.500%, 02/15/27	3,040,000	2,933,600
7.500%, 11/06/33	75,000	81,938
Hewlett Packard Enterprise Co.
6.350%, 10/15/45[5]	2,243,000	2,396,423
International Business Machines Corp.
1.625%, 05/15/20	5,980,000	5,842,860
INVISTA Finance LLC
4.250%, 10/15/19[1]	14,000,000	13,980,400
Kinder Morgan Energy Partners, L.P.
3.500%, 09/01/23	6,685,000	6,537,613
4.150%, 03/01/22	5,620,000	5,707,177
4.150%, 02/01/24[4]	14,000,000	14,044,139
5.300%, 09/15/20	1,415,000	1,473,441
5.800%, 03/01/21	4,320,000	4,574,941
KLA-Tencor Corp.
5.650%, 11/01/34	4,590,000	5,105,994

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†	Value
Industrials - 35.7% (continued)
Macy’s Retail Holdings, Inc.
4.500%, 12/15/34	$170,000	$148,242
Marks & Spencer PLC (United Kingdom)
7.125%, 12/01/37[1]	4,725,000	5,378,082
Masco Corp.
6.500%, 08/15/32	254,000	294,292
7.125%, 03/15/20	357,000	382,779
7.750%, 08/01/29	499,000	631,759
Methanex Corp. (Canada)
5.250%, 03/01/22	350,000	362,157
Microsoft Corp.
1.100%, 08/08/19	3,819,000	3,755,269
New Albertson’s, Inc.
7.450%, 08/01/29	3,195,000	2,556,000
7.750%, 06/15/26[4]	915,000	786,900
MTN, Series C, 6.625%, 06/01/28	1,015,000	781,550
Newell Brands, Inc.
4.000%, 12/01/24	3,085,000	3,046,673
Noble Energy, Inc.
3.900%, 11/15/24	3,670,000	3,668,113
Nuance Communications, Inc.
1.000%, 12/15/35[3]	1,890,000	1,792,665
1.250%, 04/01/25[3]	1,365,000	1,352,374
1.500%, 11/01/35[3,4]	50,000	50,952
ONEOK Partners, L.P.
4.900%, 03/15/25	28,736,000	29,996,576
6.200%, 09/15/43	245,000	285,699
Owens Corning
7.000%, 12/01/36	2,715,000	3,475,310
Panhandle Eastern Pipe Line Co., L.P.
7.000%, 06/15/18	26,505,000	26,766,916
Petrobras Global Finance BV (Netherlands)
5.625%, 05/20/43	580,000	506,050
PulteGroup, Inc.
6.000%, 02/15/35	8,860,000	8,970,750
6.375%, 05/15/33	5,135,000	5,366,075
Qwest Capital Funding, Inc.
6.500%, 11/15/18	620,000	629,300
6.875%, 07/15/28	1,190,000	1,071,000
7.625%, 08/03/21	2,135,000	2,194,801
Qwest Corp.
6.875%, 09/15/33	6,161,000	5,863,114
7.250%, 09/15/25	1,185,000	1,278,523
7.250%, 10/15/35[4]	2,165,000	2,142,362
Reliance Holding USA, Inc.
5.400%, 02/14/22[1]	3,250,000	3,434,082
Samsung Electronics Co., Ltd. (South Korea)
7.700%, 10/01/27[1]	2,200,000	2,520,151
Sealed Air Corp.
5.500%, 09/15/25[1]	1,580,000	1,635,300
Telecom Italia Capital, S.A. (Luxembourg)
6.000%, 09/30/34	4,665,000	4,838,538

	Principal
	Amount†	Value
Telecom Italia Capital, S.A. (Luxembourg)
6.375%, 11/15/33	$3,530,000	$3,830,050
Telefonica Emisiones SAU (Spain)
4.570%, 04/27/23	900,000	946,308
Telekom Malaysia Bhd (Malaysia)
7.875%, 08/01/25[1]	250,000	311,720
Time Warner Cable LLC
5.500%, 09/01/4[1]	805,000	799,791
The Toro Co.
6.625%, 05/01/37	6,810,000	8,019,658
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	15,140,000	18,629,063
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 07/02/22	9,028,524	9,463,699
United Airlines 2014-1 Class A Pass Through Trust
Series A
4.000%, 04/11/26	7,949,187	8,027,566
United States Steel Corp.
6.650%, 06/01/37[4]	3,595,000	3,523,100
US Airways 2011-1 Class A Pass Through Trust
Series A
7.125%, 10/22/23	2,400,833	2,676,688
Vale Overseas, Ltd. (Brazil)
6.875%, 11/21/36	3,665,000	4,310,773
Verizon Communications, Inc.
3.500%, 11/01/24	27,900,000	27,617,624
4.862%, 08/21/46	25,890,000	26,127,599
Virgin Australia 2013-1A Trust (Australia)
5.000%, 10/23/23[1]	678,943	696,731
WestRock MWV LLC
7.550%, 03/01/47	970,000	1,291,500
Total Industrials		707,882,731
Utilities - 3.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)
7.250%, 08/01/18[1]	21,130,000	21,446,950
Allegheny Energy Supply Co. LLC
6.750%, 10/15/39[1]	3,285,000	4,763,250
Bruce Mansfield Unit 1 2007 Pass Through Trust
6.850%, 06/01/34[6]	7,320,714	2,287,723
DCP Midstream Operating L.P.
6.450%, 11/03/36[1]	870,000	935,250
EDP Finance, B.V. (Netherlands)
4.900%, 10/01/19[1]	600,000	615,995
Empresa Nacional de Electricidad S.A. (Cayman Islands)
7.875%, 02/01/27	2,900,000	3,611,096

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†		Value
Utilities - 3.1% (continued)
Enel Finance International N.V., EMTN (Netherlands)
5.750%, 09/14/40	210,000	GBP	$400,544
6.000%, 10/07/39[1]	$18,382,000		21,588,381
Mackinaw Power LLC
6.296%, 10/31/23[1]	3,633,807		3,741,730
Tenaga Nasional Bhd (Malaysia)
7.500%, 11/01/25[1]	2,000,000		2,457,997
Total Utilities			61,848,916
Total Corporate Bonds and Notes (Cost $1,131,459,151)			1,220,259,604
Asset-Backed Securities - 3.7%
FAN Engine Securitization, Ltd.
Series 2013-1A, Class 1A
4.625%, 10/15/43[1]	11,601,207		11,467,793
John Deere Owner Trust
Series 2015-A, Class A4
1.650%, 12/15/21	3,980,000		3,970,694
John Deere Owner Trust 2015
Series 2015-A, Class A3
1.320%, 06/17/19	1,304,370		1,302,905
Rise, Ltd. (Bermuda)
Series 2014-1, Class A
4.750%, 02/15/39[7,8]	13,719,810		13,651,211
Shenton Aircraft Investment I, Ltd.
Series 2015-1A, Class A
4.750%, 10/15/42[1]	36,981,584		38,050,064
Trinity Rail Leasing, L.P.
Series 2009-1A, Class A
6.657%, 11/16/39[1]	3,457,176		3,916,298
Series 2012-1A, Class A1
2.266%, 01/15/43[1]	1,603,208		1,568,189
Total Asset-Backed Securities (Cost $72,277,478)			73,927,154
Mortgage-Backed Security - 0.0%#
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class D
5.847%, 03/15/44[1,8] (Cost $397,763)	435,000		380,660
Municipal Bonds - 1.0%
Illinois State
5.100%, 06/01/33	1,070,000		1,002,943
Michigan Tobacco Settlement Finance Authority
7.309%, 06/01/34	2,720,000		2,705,611
Virginia Tobacco Settlement Financing Corp.
6.706%, 06/01/46	16,290,000		15,380,204
Total Municipal Bonds (Cost $19,452,427)			19,088,758

	Principal
	Amount†		Value
U.S. Government and Agency Obligations - 3.9%
Fannie Mae - 0.1%
FNMA,
3.000%, 07/01/27	$1,680,790		$1,688,771
6.000%, 07/01/29	1,181		1,322
Total Fannie Mae			1,690,093
Freddie Mac - 0.0%#
FHLMC Gold,
5.000%, 12/01/31	16,743		17,938
U.S. Treasury Obligations - 3.8%
U.S. Treasury Notes,
0.750%, 09/30/18	46,000,000		45,732,265
0.875%, 05/31/18	30,000,000		29,959,264
Total U.S. Treasury Obligations			75,691,529
Total U.S. Government and Agency Obligations (Cost $77,722,721)			77,399,560
Foreign Government Obligations - 5.7%
Brazilian Government International Bonds
8.500%, 01/05/24	6,650,000	BRL	2,026,956
10.250%, 01/10/28	5,750,000	BRL	1,916,400
Canadian Government Notes
0.750%, 09/01/20	15,225,000	CAD	11,514,442
European Investment Bank Bonds
0.000%, 03/10/21[9]	5,000,000	AUD	3,532,765
Mexican Bonos Bonds
Series M 7.750%, 05/29/31	49,000,000	MXN	2,757,934
Series M 8.000%, 12/07/23	122,500,000	MXN	6,981,085
Series M 20 7.500%, 06/03/27	111,000,000	MXN	6,180,697
Series M 20 8.500%, 05/31/29	36,000,000	MXN	2,147,723
Series M 20 10.000%, 12/05/24	761,500,000	MXN	48,051,571
New Zealand Government Notes
Series 319
5.000%, 03/15/19	14,845,000	NZD	11,051,849
Norway Government Bonds
Series 473 4.500%, 05/22/19[1]	18,955,000	NOK	2,518,446
Series 474 3.750%, 05/25/21[1]	13,210,000	NOK	1,817,054
Saudi Government International Bond
2.375%, 10/26/21[1]	4,045,000		3,895,335
3.250%, 10/26/26[1]	8,995,000		8,423,584
Total Foreign Government Obligations (Cost $149,045,958)			112,815,841
	Shares
Common Stock - 0.2%
Industrials - 0.2%
Arconic, Inc. (Cost $4,641,618)	154,805		3,566,707

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 0.6%
Financials - 0.6%
Bank of America Corp. [4]	20,000	$511,200
Bank of America Corp. [3]	7,808	10,068,026
Navient Corp. [4]	41,250	959,475
		11,538,701
Total Financials
Utilities - 0.0%#
Wisconsin Electric Power Co.	3,946	363,032
Total Preferred Stocks (Cost $8,653,211)		11,901,733

	Principal Amount†
Short-Term Investments - 23.5%
Joint Repurchase Agreements - 0.7%[10]
Bank of Nova Scotia, dated 03/29/18, due 04/02/18, 1.770% total to be received $691,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 04/19/18 - 09/09/49, totaling $704,719)	$690,867	690,867
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $3,286,865 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $3,351,928)	3,286,204	3,286,204
Jefferies LLC, dated 03/29/18, due 04/02/18, 1.840% total to be received $3,286,876 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 03/01/37 - 06/15/60, totaling $3,351,953)	3,286,204	3,286,204
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $3,286,869 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $3,351,928)	3,286,204	3,286,204
State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $3,286,967 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $3,363,680)	3,286,200	3,286,200
Total Joint Repurchase Agreements		13,835,679

	Principal Amount†	Value
U.S. Government and Agency Obligations - 16.6%
Federal Home Loan Bank Discount Notes, 0.395%, 05/04/18[9]	$25,000,000	$24,967,115
Federal Home Loan Bank Discount Notes, 0.542%, 05/10/18[9]	200,000,000	199,686,920
Fannie Mae Discount Notes, 0.501%, 05/07/18[9]	30,000,000	29,957,400
Fannie Mae Discount Notes, 0.675%, 05/21/18[9]	50,910,000	50,805,980
Federal Home Loan Bank Discount Notes, 0.796%, 05/21/18[9]	7,090,000	7,074,638
Federal Home Loan Bank Discount Notes, 1.134%, 06/01/18[9]	15,175,000	15,131,493
Total U.S. Government and Agency Obligations (Cost $327,624,575)		327,623,546
U.S. Government Obligations - 4.9%
U.S. Treasury Bills, 0.099%, 04/05/18[9]	6,275,000	6,274,104
U.S. Treasury Bills, 0.181%, 04/12/18[9]	30,000,000	29,987,029
U.S. Treasury Bills, 1.261%, 06/07/18[9]	20,000,000	19,939,068
U.S. Treasury Bills, 1.683%, 06/28/18[9]	6,000,000	5,975,604
U.S. Treasury Bills, 1.094%, 05/31/18[9]	35,825,000	35,727,048
Total U.S. Government Obligations (Cost $97,905,811)		97,902,853

	Shares
Other Investment Companies - 1.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[11]	25,293,234	25,293,234
Total Short-Term Investments (Cost $464,659,299)		464,655,312
Total Investments - 100.2% (Cost $1,928,309,626)		1,983,995,329
Other Assets, less Liabilities - (0.2)%		(3,938,692)
Net Assets - 100.0%		$1,980,056,637

†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $321,592,741 or 16.2% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2018.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

[3]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at March 31, 2018, amounted to $29,683,381 or 1.5% percent of net assets.
[4]	Some or all of these securities, amounting to $13,512,496 or 0.7% of net assets, were out on loan to various brokers.
[5]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[6]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[7]	Securities with a total aggregate market value of $13,651,211, or 1% of net assets, were valued under fair value procedures established by the Fund’s Board of Trustees.
[8]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[9]	Represents yield to maturity at March 31, 2018.
[10]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[11]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXN	Mexico Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$1,220,259,604	—	$1,220,259,604
Asset-Backed Securities	—	60,275,943	$13,651,211	73,927,154
Mortgage-Backed Security	—	380,660	—	380,660
Municipal Bonds	—	19,088,758	—	19,088,758
U.S. Government and Agency Obligations†	—	77,399,560	—	77,399,560
Foreign Government Obligations	—	112,815,841	—	112,815,841
Common Stock††	$3,566,707	—	—	3,566,707
Preferred Stocks††	11,901,733	—	—	11,901,733
Short-Term Investments
U.S. Government and Agency Obligations	—	327,623,546	—	327,623,546
Joint Repurchase Agreements	—	13,835,679	—	13,835,679
U.S. Government Obligations	—	97,902,853	—	97,902,853
Other Investment Companies	25,293,234	—	—	25,293,234

Total Investments in Securities	$40,761,674	$1,929,582,444	$13,651,211	$1,983,995,329

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2018:

Asset-Backed Securities
Balance as of December 31, 2017	$13,986,585
Accrued discounts (premiums)	(1,373)
Realized gain (loss)	(2,005)
Change in unrealized appreciation/depreciation	5,063
Purchases	—
Sales/Paydowns	(337,059)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2018	$13,651,211

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2018	$1,356

The Fund’s investment that is categorized as Level 3 is valued utilizing third party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

Country	% of Long-Term Investments
Australia	0.1
Bermuda	0.9
Brazil	0.5
Canada	1.0
Cayman Islands	2.7
France	1.2
Ireland	0.8
Luxembourg	2.2
Malaysia	0.2
Mexico	4.9
Netherlands	2.4
New Zealand	0.7
Norway	0.3
Saudi Arabia	0.8
South Korea	0.2
Spain	2.0
United Arab Emirates	1.4
United Kingdom	3.3
United States	74.4

100.0

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal
	Amount†		Value
Corporate Bonds and Notes - 46.2%
Financials - 15.0%
Banco Latinoamericano de Comercio Exterior, S.A. (Panama)
3.250%, 05/07/20[1]	$150,000		$149,063
Bank of America Corp.
Series MTN
4.200%, 08/26/24	130,000		132,038
Barclays PLC (United Kingdom)
3.650%, 03/16/25	200,000		192,666
Citigroup, Inc.
4.400%, 06/10/25	75,000		76,341
Commerzbank AG (Germany)
Series EMTN
4.000%, 03/23/26	40,000	EUR	54,777
Credit Agricole, S.A. (France)
(GBP Swap 5 Year plus 4.535%)
(7.500%, 06/23/2166[2,3]	100,000	GBP	161,723
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. (Australia)
3.400%, 09/30/26[1]	60,000		56,566
HSBC Holdings PLC, EMTN (United Kingdom)
Series EMTN
5.750%, 12/20/27	55,000	GBP	92,799
International Bank for Reconstruction & Development
Series MTN
2.500%, 03/12/20	160,000	AUD	123,435
JPMorgan Chase & Co.
3.875%, 02/01/24	75,000		76,125
Series X, (3-Month LIBOR plus 3.330%),
6.100%, 04/01/67[2,3]	65,000		68,250
The Korea Development Bank (South Korea)
Series MTN
4.500%, 11/22/19	60,000	AUD	47,176
Lloyds Banking Group PLC (United Kingdom)
4.500%, 11/04/24	200,000		201,127
(USD Swap 5 Year plus 4.760%), 7.500%, 06/27/64[2,3]	70,000		75,863
Old Republic International Corp.
4.875%, 10/01/24	100,000		105,445
Royal Bank of Scotland Group PLC (United Kingdom)
(USD Swap 5 Year plus 5.800%)
7.500%, 08/10/2165[2,3]	200,000		208,000
Santander Holdings USA, Inc.
2.650%, 04/17/20	110,000		108,774
Societe Generale, S.A. (France)
(EUR Swap 5 Year plus 5.538%)
6.750%, 04/07/2161[2,3]	105,000	EUR	142,764

	Principal
	Amount†		Value
Ventas Realty LP
3.100%, 01/15/23[4]	$70,000		$68,749
Total Financials			2,141,681
Industrials - 27.7%
Air Canada 2017-1 Class AA Pass Through Trust (Canada)
3.300%, 01/15/30[1]	50,000		47,965
Alfa, SAB de CV (Mexico)
5.250%, 03/25/24[1,4]	200,000		207,750
Alimentation Couche-Tard, Inc. (Canada)
3.550%, 07/26/27[1]	30,000		28,807
America Movil SAB de CV (Mexico)
6.450%, 12/05/22	40,000	MXN	203,248
Braskem Finance, Ltd. (Cayman Islands)
5.750%, 04/15/21[1]	200,000		208,600
BRF, S.A. (Brazil)
7.750%, 05/22/18[1]	300,000	BRL	89,315
Corp. Nacional del Cobre de Chile (Chile)
4.500%, 09/16/25[1]	245,000		255,175
Covanta Holding Corp.
5.875%, 07/01/25	30,000		29,100
CSX Corp
3.800%, 03/01/28	70,000		69,655
CVS Health Corp
4.100%, 03/25/25	50,000		50,352
Delta Air Lines 2015-1 Class B Pass Through Trust
Series 15-1
4.250%, 07/30/23	58,391		59,267
Embraer Netherlands Finance BV (Netherlands)
5.050%, 06/15/25	70,000		71,793
Enbridge, Inc. (Canada)
2.900%, 07/15/22	25,000		24,254
Energy Transfer Partners L.P.
4.050%, 03/15/25	210,000		205,957
General Electric Co.
Series D
(3-Month LIBOR plus 3.330%)
5.000%, 06/15/66[2,3]	246,000		243,540
General Motors Financial Co., Inc.
4.000%, 01/15/25	120,000		118,305
Glencore Finance Canada, Ltd. (Canada)
5.550%, 10/25/42[1,5]	115,000		121,213
Hyundai Capital America
2.750%, 09/27/26[1]	85,000		75,659
Intel Corp.
3.700%, 07/29/25	100,000		102,197
INVISTA Finance LLC
4.250%, 10/15/19[1]	130,000		129,818

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†		Value
Industrials - 27.7% (continued)
Israel Chemicals, Ltd. (Israel)
4.500%, 12/02/24[1]	$125,000		$123,464
Kinder Morgan Energy Partners L.P.
4.250%, 09/01/24	220,000		221,171
KT Corp. (South Korea)
2.500%, 07/18/26[1]	200,000		181,745
Petroleos Mexicanos (Mexico)
Series 14-2
7.470%, 11/12/26	3,800,000	MXN	184,373
Southern Copper Corp. (Peru)
3.875%, 04/23/25[4]	130,000		130,782
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36[4]	35,000		32,652
Union Andina de Cementos SAA (Peru)
5.875%, 10/30/21[1]	250,000		257,787
Vale, S.A. (Brazil)
5.625%, 09/11/42	240,000		253,320
Whiting Petroleum Corp.
5.750%, 03/15/21[4]	40,000		40,399
YPF, S.A. (Argentina)
8.500%, 07/28/25[1,4]	180,000		198,689
Total Industrials			3,966,352
Utilities - 3.5%
EDP Finance BV (Netherlands)
4.125%, 01/15/20[1]	200,000		203,120
Emgesa, S.A. ESP (Colombia)
8.750%, 01/25/21[1]	320,000,000	COP	119,734
Empresas Publicas de Medellin ESP (Colombia)
8.375%, 02/01/21[1]	390,000,000	COP	144,215
Virginia Electric & Power Co. Series A
3.800%, 04/01/28	40,000		40,499
Total Utilities			507,568
Total Corporate Bonds and Notes (Cost $6,820,397)			6,615,601
Asset-Backed Security - 0.5%
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40[1]
(Cost $71,590)	71,589		74,201
U.S. Government and Agency Obligations - 11.1%
Freddie Mac - 0.5%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K057, Class A2
2.570%, 07/25/26	70,000		66,979

	Principal
	Amount†		Value
U.S. Treasury Obligations - 10.6%
U.S. Treasury Inflation Indexed Bonds,
0.125%, 04/15/22	$137,593		$135,654
0.375%, 07/15/27	212,789		207,587
U.S. Treasury Notes,
1.375%, 04/30/20	140,000		137,315
1.750%, 06/30/22	425,000		411,901
2.375%, 01/31/23	280,000		277,703
2.750%, 02/28/25	355,000		356,484
Total U.S. Treasury Obligations			1,526,644
Total U.S. Government and Agency Obligations (Cost $1,598,867)			1,593,623
Foreign Government Obligations - 39.5%
Argentine Bonos del Tesoro
15.500%, 10/17/26	525,000	ARS	25,699
21.200%, 09/19/18	510,000	ARS	24,981
Argentine Republic Government International Bond
7.625%, 04/22/46	150,000		149,062
Australia Government Bond
Series 133
5.500%, 04/21/23	75,000	AUD	66,248
Bonos de la Tesoreria de la Republica en pesos
4.500%, 03/01/26	45,000,000	CLP	74,759
Brazil Notas do Tesouro Nacional Serie F, Notes
10.000%, 01/01/19	500,000	BRL	159,050
Canadian Government Bond
0.500%, 03/01/22	320,000	CAD	234,977
1.750%, 09/01/19	185,000	CAD	143,663
Corp. Andina de Fomento, Notes
4.375%, 06/15/22	280,000		293,524
Dominican Republic International, Bonds
8.625%, 04/20/27[1]	100,000		118,000
Export Development Canada
1.800%, 09/01/22	55,000	CAD	42,047
French Republic Government Bond OAT
4.250%, 10/25/23	495,000	EUR	751,520
Hellenic Republic Government Bond
3.750%, 01/30/28	55,000	EUR	64,787
Indonesia Government International Bonds
4.750%, 01/08/26[1]	200,000		208,898
Indonesia Treasury Bonds
Series FR53
8.250%, 07/15/21	5,835,000,000	IDR	451,847
Italy Buoni Poliennali Del Tesoro
5.000%, 03/01/22	90,000	EUR	130,908
Korea Treasury Bond
Series 2209
2.000%, 09/10/22	189,070,000	KRW	174,109
Mexican Bonos Bonds
Series M
6.500%, 06/10/21	850,000	MXN	45,791

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†		Value
Foreign Government Obligations - 39.5% (continued)
Mexican Bonos Bonds
Series M 8.000%, 12/07/23	1,600,000	MXN	$91,182
New South Wales Treasury Corp., Bonds
Series 22
6.000%, 03/01/22	300,000	AUD	261,363
New Zealand Government, Bonds
2.000%, 09/20/25	460,000	NZD	367,209
Series 427 4.500%, 04/15/27	100,000	NZD	82,420
Republic of Poland Government Bond
Series 0726
2.500%, 07/25/26[4]	240,000	PLN	67,468
Romanian Government International Bond
2.875%, 05/26/28[1]	35,000	EUR	45,079
Singapore Government Bond
2.750%, 07/01/23	350,000	SGD	275,688
South Africa Government Bond
Series R213
7.000%, 02/28/31	6,235,000	ZAR	466,834
Spain Government Bonds
0.750%, 07/30/21	75,000	EUR	95,143
1.600%, 04/30/25[1]	95,000	EUR	124,612
4.400%, 10/31/23[1]	105,000	EUR	158,356
Thailand Government Bonds
2.125%, 12/17/26	5,000,000	THB	156,131
U.K. Gilt Bonds
2.000%, 09/07/25	130,000	GBP	193,016
4.000%, 03/07/22	50,000	GBP	78,547
Uruguay Government International Bonds
9.875%, 06/20/22[1]	1,040,000	UYU	37,256
Total Foreign Government Obligations (Cost $5,553,679)			5,660,174

	Principal
	Amount	Value
Short-Term Investments - 4.8%
Joint Repurchase Agreements - 3.7%[6]
Mizuho Securities USA, LLC dated 03/29/18, due 04/02/18, 1.800% total to be received $535,510 (collateralized by various U.S. Government Agency Obligations, 2.837% - 5.000%, 12/01/24 - 12/15/47, totaling $546,111)	$535,403	$535,403

	Shares
Other Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[7]	154,412	154,412
Total Short-Term Investments (Cost $689,815)		689,815
Total Investments - 102.1% (Cost $14,734,348)		14,633,414
Other Assets, less Liabilities - (2.1)%		(304,719)
Net Assets - 100.0%		$14,328,695

†	Principal amount stated in U.S. dollars unless otherwise stated.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $3,365,087 or 23.5% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2018.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Some or all of these securities, amounting to $516,930 or 3.6% of net assets, were out on loan to various brokers.
[5]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[6]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[7]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

EMTN	European Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
COP	Colombia Peso
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesia Rupiah
KRW	Korean Won
MXN	Mexico Peso
NZD	New Zealand Dollar
PLN	Poland Zloty
SGD	Singapore Dollar
THB	Thailand Baht

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

UYU Uruguay Peso

ZAR South Africa Rand

Open Forwards Currency Contracts at March 31, 2018
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Gain/(Loss)
British Pound	100,000	US Dollar	139,576	06/20/18	CS	$1,213
Canadian Dollar	255,000	US Dollar	196,931	06/20/18	HSBC	1,305
Euro	1,753,000	US Dollar	2,182,652	06/20/18	MS	(12,348)
Japanese Yen	276,500,000	US Dollar	2,613,399	05/09/18	CS	(8,144)
Swedish Krona	580,000	US Dollar	70,863	06/20/18	UBS	(967)
US Dollar	458,462	Australian Dollar	587,000	06/20/18	CS	7,516
US Dollar	141,299	Brazilian Real	465,000	06/20/18	ML	1,447
US Dollar	351,295	Canadian Dollar	450,000	06/20/18	HSBC	1,467
US Dollar	63,733	Swiss Franc	60,000	06/20/18	UBS	527
US Dollar	346,578	Indonesia Rupiah	4,835,105,000	06/20/18	CS	(2,297)
US Dollar	471,078	Mexico Peso	8,880,000	06/20/18	UBS	(11,154)
US Dollar	362,669	New Zealand Dollar	500,000	06/20/18	CS	1,412
US Dollar	467,072	South African Rand	5,555,000	06/20/18	UBS	3,048
Total Forward Foreign Currency Contracts						$(16,975)

CS: Credit Suisse

HSBC: HSBC Securities Inc.

ML: Merrill Lynch

MS: Morgan Stanley

UBS: UBS Securities LLC

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$6,615,601	—	$6,615,601
Asset-Backed Security	—	74,201	—	74,201
U.S. Government and Agency Obligations†	—	1,593,623	—	1,593,623
Foreign Government Obligations	—	5,660,174	—	5,660,174
Short-Term Investments
Joint Repurchase Agreements	—	535,403	—	535,403
Other Investment Companies	$154,412	—	—	154,412

Total Investments in Securities	$154,412	$14,479,002	—	$14,633,414

Financial Derivative Instruments - Assets
Foreign Currency Exchange Contracts	—	$17,935	—	$17,935
Financial Derivative Instruments - Liabilities
Foreign Currency Exchange Contracts	—	(34,910)	—	(34,910)

Total Financial Derivative Instruments	—	$(16,975)	—	$(16,975)

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Argentina	2.9
Australia	2.7
Brazil	3.6
Canada	4.6
Cayman Islands	1.5
Chile	2.4
Colombia	1.9
Dominican Republic	0.8
France	7.6
Germany	0.4
Greece	0.5
Indonesia	4.7
Israel	0.9
Italy	0.9
Mexico	5.2
Netherlands	2.0
New Zealand	3.2
Panama	1.1
Peru	2.8
Poland	0.5
Romania	0.3
Singapore	2.0
South Africa	3.3
South Korea	2.9
Spain	2.7
Thailand	1.1
United Kingdom	7.5
United States	27.6
Uruguay	0.3
Venezuela	2.1

100.0

AMG Managers Special Equity Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 13.0%
ASGN, Inc.*	10,373	$849,341
At Home Group, Inc.*	25,696	823,300
Big Lots, Inc.	19,086	830,814
Canada Goose Holdings, Inc. (Canada)*	15,903	531,478
Chegg, Inc.*	44,103	911,168
The Children’s Place, Inc.	7,703	1,041,831
Churchill Downs, Inc.	2,818	687,733
Cooper-Standard Holdings, Inc.*	6,496	797,774
Deckers Outdoor Corp.*	5,300	477,159
Etsy, Inc.*	52,125	1,462,627
Five Below, Inc.*	8,018	588,040
Floor & Decor Holdings, Inc., Class A*	14,106	735,205
Grand Canyon Education, Inc.*	9,342	980,163
iRobot Corp.*	6,310	405,039
La-Z-Boy, Inc.	7,000	209,650
LCI Industries	12,630	1,315,414
Libbey, Inc.	30,195	147,653
Liberty Tax, Inc.	31,127	314,383
Live Nation Entertainment, Inc.*	19,103	805,000
Malibu Boats, Inc., Class A*	31,524	1,046,912
Marriott Vacations Worldwide Corp.	4,385	584,082
MDC Holdings, Inc.	2,388	66,673
MSG Networks, Inc., Class A*	4,800	108,480
Ollie’s Bargain Outlet Holdings, Inc.*	10,353	624,286
Penn National Gaming, Inc.*	15,500	407,030
PetMed Express, Inc.	9,700	404,975
Planet Fitness, Inc., Class A*	37,667	1,422,683
Roku, Inc.*	5,811	180,722
Scientific Games Corp.*	4,155	172,848
Shutterfly, Inc. *	6,949	564,606
SodaStream International, Ltd. (Israel)*	10,590	972,480
Sonic Corp.[1]	26,795	676,038
Steven Madden, Ltd.	56,840	2,495,276
Strayer Education, Inc.	4,803	485,343
Tailored Brands, Inc.	6,200	155,372
Taylor Morrison Home Corp., Class A*	13,000	302,640
TopBuild Corp.*	10,035	767,878
World Wrestling Entertainment, Inc., Class A1	18,927	681,561
Total Consumer Discretionary		26,033,657
Consumer Staples - 3.7%
The Boston Beer Co., Inc., Class A*,1	2,400	453,720

	Shares	Value
Calavo Growers, Inc.[1]	21,705	$2,001,201
The Chefs’ Warehouse, Inc.*	22,892	526,516
elf Beauty, Inc.*,1	39,939	773,619
Inter Parfums, Inc.	42,001	1,980,347
J&J Snack Foods Corp.	7,390	1,009,178
Medifast, Inc.	5,799	541,917
Turning Point Brands, Inc.	10,189	198,074
Total Consumer Staples		7,484,572
Energy - 2.1%
Abraxas Petroleum Corp.*	62,200	138,084
Cactus, Inc., Class A*	12,894	347,235
Callon Petroleum Co.*	85,115	1,126,923
GasLog, Ltd. (Monaco)[1]	29,284	481,722
Pioneer Energy Services Corp.*	31,859	86,019
WildHorse Resource Development Corp.*	108,810	2,077,183
Total Energy		4,257,166
Financials - 8.4%
Banc of California, Inc.	133,470	2,575,971
Cadence BanCorp	18,432	501,903
CenterState Bank Corp.	81,308	2,157,101
Encore Capital Group, Inc.*	7,023	317,440
Essent Group, Ltd.*	6,537	278,215
Evercore, Inc., Class A	17,526	1,528,267
Hamilton Lane, Inc., Class A	7,316	272,375
Heritage Insurance Holdings, Inc.	20,524	311,144
Houlihan Lokey, Inc.	10,100	450,460
LegacyTexas Financial Group, Inc.	37,450	1,603,609
Moelis & Co., Class A	10,114	514,297
Primerica, Inc.	11,084	1,070,714
South State Corp.	10,290	877,737
Texas Capital Bancshares, Inc.*	11,096	997,530
Universal Insurance Holdings, Inc.	12,478	398,048
Veritex Holdings, Inc.*	24,660	682,342
Walker & Dunlop, Inc.	7,300	433,766
Webster Financial Corp.	6,957	385,418
Western Alliance Bancorp*	12,824	745,203
Wintrust Financial Corp.	4,877	419,666
World Acceptance Corp.*	739	77,817
WSFS Financial Corp.	3,100	148,490
Total Financials		16,747,513
Health Care - 21.8%
Abaxis, Inc.	3,400	240,108
Acceleron Pharma, Inc.*	6,230	243,593

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 21.8% (continued)
Adeptus Health, Inc.*,2,3	24,574	$0
Agios Pharmaceuticals, Inc.*	8,047	658,084
Amicus Therapeutics, Inc.*	35,659	536,311
AnaptysBio, Inc.*	500	52,040
ANI Pharmaceuticals, Inc.*,1	3,700	215,414
Array BioPharma, Inc.*,1	4,200	68,544
Avexis, Inc.*	7,533	930,928
Bluebird Bio, Inc.*,1	2,497	426,363
Blueprint Medicines Corp.*	16,592	1,521,486
Cambrex Corp.*	38,352	2,005,810
Cantel Medical Corp.	19,412	2,162,691
Catalent, Inc.*	5,800	238,148
Chemed Corp.	1,865	508,884
Clovis Oncology, Inc.*	900	47,520
Corcept Therapeutics, Inc.*,1	25,500	419,475
Cotiviti Holdings, Inc.*	31,690	1,091,404
Cutera, Inc.*	14,491	728,173
Depomed, Inc.*	54,409	358,555
Emergent BioSolutions, Inc.*	7,642	402,351
Encompass Health Corp.	7,700	440,209
Exact Sciences Corp.*,1	8,927	360,026
FibroGen, Inc.*	10,158	469,300
Foundation Medicine, Inc.*	9,501	748,204
Global Blood Therapeutics, Inc.*	900	43,470
Globus Medical, Inc., Class A*	8,386	417,791
Haemonetics Corp.*	18,228	1,333,560
Halozyme Therapeutics, Inc.*	25,021	490,161
HealthEquity, Inc.*	11,151	675,082
Innoviva, Inc.*	60,952	1,016,070
Inogen, Inc.*	9,717	1,193,636
Insmed, Inc.*,1	14,049	316,383
Insulet Corp.*	20,120	1,744,002
Ironwood Pharmaceuticals, Inc.*	3,100	47,833
Kura Oncology, Inc.*	12,948	242,775
LeMaitre Vascular, Inc.	22,109	801,009
LHC Group, Inc.*	2,400	147,744
Ligand Pharmaceuticals, Inc.*	600	99,096
Lipocine, Inc.*	1,882	2,879
Loxo Oncology, Inc.*,1	8,152	940,496
Magellan Health, Inc.*	4,400	471,240
Medidata Solutions, Inc.*	22,560	1,416,994
Mirati Therapeutics, Inc.*	3,067	94,157

	Shares	Value
Nektar Therapeutics*	6,781	$720,549
Neogen Corp.*	12,313	824,848
Nevro Corp.*	6,772	586,929
Ophthotech Corp.*	28,177	77,205
PDL BioPharma, Inc.*	98,150	288,561
Penumbra, Inc.*	8,428	974,698
Portola Pharmaceuticals, Inc.*	1,300	42,458
PRA Health Sciences, Inc.*	50,704	4,206,404
Prestige Brands Holdings, Inc.*,1	26,616	897,491
Protagonist Therapeutics, Inc.*	15,189	130,473
Puma Biotechnology, Inc.*	800	54,440
Repligen Corp.*	40,150	1,452,627
Sage Therapeutics, Inc.*	9,741	1,568,983
Sangamo Therapeutics, Inc.*	19,948	379,012
Sarepta Therapeutics, Inc.*	12,824	950,130
Spark Therapeutics, Inc.*	5,478	364,780
Supernus Pharmaceuticals, Inc.*	37,230	1,705,134
Tabula Rasa HealthCare, Inc.*	38,905	1,509,514
Tivity Health, Inc.*	11,472	454,865
Ultragenyx Pharmaceutical, Inc.*,1	1,100	56,089
Total Health Care		43,613,189
Industrials - 15.9%
Aerojet Rocketdyne Holdings, Inc.*	10,424	291,559
Aerovironment, Inc.*	10,158	462,291
Air Lease Corp.	12,364	526,954
Alamo Group, Inc.	3,300	362,670
Applied Industrial Technologies, Inc.	4,700	342,630
Argan, Inc.	10,579	454,368
Atlas Air Worldwide Holdings, Inc.*	10,161	614,233
Beacon Roofing Supply, Inc.*	11,642	617,841
Brady Corp., Class A	5,700	211,755
Builders FirstSource, Inc.*	24,148	479,096
BWX Technologies, Inc.	7,713	490,007
Chart Industries, Inc.*	10,313	608,776
Comfort Systems USA, Inc.	13,865	571,931
Curtiss-Wright Corp.	6,153	831,086
Deluxe Corp.	12,339	913,209
DXP Enterprises, Inc. *	7,032	273,896
EMCOR Group, Inc.	4,600	358,478
Generac Holdings, Inc.*	8,300	381,053
The Greenbrier Cos., Inc.[1]	2,379	119,545
H&E Equipment Services, Inc.	4,805	184,944
Harsco Corp.*	17,000	351,050

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 15.9% (continued)
Herc Holdings, Inc.*	5,073	$329,491
Hillenbrand, Inc.	8,400	385,560
Insperity, Inc.	6,000	417,300
Insteel Industries, Inc.	47,500	1,312,425
Interface, Inc.	23,473	591,520
Kadant, Inc.	3,500	330,750
Kennametal, Inc.	9,338	375,014
Knoll, Inc.	100,231	2,023,664
Kornit Digital, Ltd. (Israel)*,1	10,811	139,462
MasTec, Inc.*	17,248	811,518
Mercury Systems, Inc.*	29,394	1,420,318
PGT Innovations, Inc.*	61,740	1,151,451
Proto Labs, Inc.*	10,586	1,244,384
Quad/Graphics, Inc.	16,947	429,607
Quanta Services, Inc.*	10,408	357,515
RBC Bearings, Inc.*	2,809	348,878
Rush Enterprises, Inc., Class A*	14,616	621,034
Saia, Inc.*	41,570	3,123,986
SiteOne Landscape Supply, Inc.*	30,558	2,354,188
SP Plus Corp.*	9,600	341,760
SPX Corp.*	5,436	176,561
Trex Co., Inc.*	8,907	968,814
TriNet Group, Inc.*	7,700	356,664
Vectrus, Inc.*	4,700	175,028
Wabash National Corp.	16,600	345,446
WageWorks, Inc.*	31,750	1,435,100
XPO Logistics, Inc.*	6,796	691,901
Total Industrials		31,706,711
Information Technology - 26.7%
2U, Inc.*	16,089	1,351,959
Advanced Energy Industries, Inc.*	11,274	720,409
Appfolio, Inc., Class A*	3,329	135,990
Appian Corp.*	8,223	207,055
Aspen Technology, Inc.*	9,147	721,607
Blackbaud, Inc.	3,456	351,855
Blackline, Inc.*	2,809	110,141
Box, Inc., Class A*	50,055	1,028,630
Cabot Microelectronics Corp.	18,866	2,020,737
Care.com, Inc.*	19,400	315,638
Cargurus, Inc.*	15,464	594,900
CEVA, Inc.*	37,899	1,371,944
Cimpress, N.V. (Netherlands)*	5,671	877,304

	Shares	Value
Cirrus Logic, Inc.*	10,426	$423,608
CommVault Systems, Inc.*	9,402	537,794
Coupa Software, Inc.*	11,499	524,584
CPI Card Group, Inc.	4,095	12,346
Diodes, Inc.*	13,200	402,072
Ebix, Inc.[1]	4,561	339,794
Ellie Mae, Inc.*,1	12,240	1,125,346
Entegris, Inc.	11,276	392,405
EPAM Systems, Inc.*	6,648	761,329
Everbridge, Inc.*	18,265	668,499
Everi Holdings, Inc.*	87,037	571,833
Five9, Inc.*	32,299	962,187
GrubHub, Inc.*	19,923	2,021,587
The Hackett Group, Inc.	18,078	290,333
HubSpot, Inc.*	10,302	1,115,707
Imperva, Inc.*	7,900	342,070
Inphi Corp.*	27,630	831,663
Instructure, Inc.*	11,631	490,247
Lattice Semiconductor Corp.*	58,900	328,073
LogMeIn, Inc.	3,100	358,205
Lumentum Holdings, Inc.*,1	2,812	179,406
MAXIMUS, Inc.	28,105	1,875,728
MaxLinear, Inc.*	41,960	954,590
Methode Electronics, Inc.	8,300	324,530
Mimecast, Ltd.*	13,045	462,184
MINDBODY, Inc., Class A*	49,402	1,921,738
MKS Instruments, Inc.	8,270	956,425
Monolithic Power Systems, Inc.	9,934	1,150,059
MuleSoft, Inc., Class A*	1,267	55,723
New Relic, Inc.*	5,250	389,130
Nutanix, Inc., Class A*,1	10,565	518,847
Okta, Inc.*	14,008	558,219
Paycom Software, Inc.*	15,676	1,683,446
Paylocity Holding Corp.*	18,684	957,181
Pegasystems, Inc.	66,780	4,050,207
Progress Software Corp.	24,790	953,175
Proofpoint, Inc.*	5,836	663,261
Qualys, Inc.*	47,833	3,479,851
RingCentral, Inc., Class A*	22,494	1,428,369
Rudolph Technologies, Inc.*	14,700	407,190
Silicon Laboratories, Inc.*	7,630	685,937
SolarEdge Technologies, Inc. (Israel)*	5,175	272,205
SPS Commerce, Inc.*	6,400	410,048

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.7% (continued)
Stamps.com, Inc.*	3,593	$722,373
Syntel, Inc.*	16,700	426,351
Talend, S.A., ADR *	5,031	242,092
Tech Data Corp.*	3,800	323,494
The Trade Desk, Inc., Class A*	10,244	508,307
TTEC Holdings, Inc.	8,600	264,020
Twilio, Inc., Class A*	9,075	346,483
Universal Display Corp.	1,600	161,600
Varonis Systems, Inc.*	575	34,787
Virtusa Corp.*	8,800	426,448
Web.com Group, Inc.*	18,840	341,004
WNS Holdings, Ltd., ADR (India)*	37,370	1,693,982
Zendesk, Inc.*	13,891	664,962
Zscaler, Inc.*,1	16,451	461,780
Total Information Technology		53,262,983
Materials - 2.9%
Boise Cascade Co.	7,800	301,080
Eagle Materials, Inc.	3,840	395,712
KMG Chemicals, Inc.	1,530	91,723
Kronos Worldwide, Inc.	8,200	185,320
Louisiana-Pacific Corp.	39,470	1,135,552
Myers Industries, Inc.	4,300	90,945
PolyOne Corp.	10,754	457,260
Quaker Chemical Corp.	12,320	1,824,962
Stepan Co.	4,900	407,582
Trinseo, S.A.	6,213	460,073
Worthington Industries, Inc.	11,549	495,683
Total Materials		5,845,892
Real Estate - 0.3%
HFF, Inc., Class A	10,300	511,910
Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	24,880	1,079,792
Vonage Holdings Corp.*	81,018	862,842
Total Telecommunication Services		1,942,634
Total Common Stocks (Cost $155,362,820)		191,406,227
Rights - 0.0%
Health Care - 0.0%
Dyax Corp. CVR Expiration 12/31/19*,3,4 (Cost $0)	4,700	0

	Principal Amount	Value
Short-Term Investments - 7.8%
Joint Repurchase Agreements - 3.3%[5]
Bank of Montreal, dated 03/29/18, due 04/02/18, 1.760% total to be received $326,800 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 04/26/18 - 09/09/49, totaling $333,271)	$326,736	$326,736
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $1,553,694 (collateralized by various U.S. Government Agency Obligations, 0.000% -6.500%, 04/30/18 - 12/01/51, totaling $1,584,450)	1,553,382	1,553,382
Jefferies LLC, dated 03/29/18, due 04/02/18, 1.820% total to be received $1,553,696 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 04/17/18 - 07/15/32, totaling $1,584,457)	1,553,382	1,553,382
National Bank Financial, dated 03/29/18, due 04/02/18, 1.760% total to be received $1,553,686 (collateralized by various U.S. Government Agency Obligations, 0.125% -3.500%, 04/02/18 - 09/09/49, totaling $1,584,529)	1,553,382	1,553,382
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $1,553,696 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.500%, 04/02/18 - 02/20/68, totaling $1,584,450)	1,553,382	1,553,382
Total Joint Repurchase Agreements		6,540,264

	Shares
Other Investment Companies - 4.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[6]	9,112,864	9,112,864
Total Short-Term Investments (Cost $15,653,128)		15,653,128
Total Investments - 103.6% (Cost $171,015,948)		207,059,355
Other Assets, less Liabilities - (3.6)%		(7,191,497)
Net Assets - 100.0%		$199,867,858

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,424,199 or 3.2% of net assets, were out on loan to various brokers.
[2]	Escrow shares
[3]	Security’s value was determined by using significant unobservable inputs.
[4]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

CVR Contingent Value Rights

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$191,406,227	—	$0	$191,406,227
Rights	—	—	0	—
Short-Term Investments
Joint Repurchase Agreements	—	$6,540,264	—	6,540,264
Other Investment Companies	9,112,864	—	—	9,112,864

Total Investments in Securities	$200,519,091	$6,540,264	$0	$207,059,355

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

At March 31, 2018, the Level 3 common stocks and Rights were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Notes to Schedules of Portfolio of Investments (unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: May 29, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: May 29, 2018